Fees Summary	Oct. 15, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ (0)
Total Fee Amount	2,090.23
Total Transaction Valuation	24,025,652
Total Offset Amount	(0)
Net Fee	$ 2,090.23